                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-07564

             Morgan Stanley California Quality Municipal Securities
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-762-4000

                    Date of fiscal year end: October 31, 2007

                   Date of reporting period: January 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY CALIFORNIA QUALITY MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                                                     MATURITY
IN THOUSANDS                                                                    COUPON RATE     DATE                     VALUE
------------                                                                    -----------   --------              --------------
               CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (146.1%)
               General Obligation (14.1%)
               California,
$      5,000      Various Purpose Dtd 04/01/02                                      6.00%     04/01/19              $    5,899,950
       1,375      Various Purpose Dtd 04/01/93                                      5.90      04/01/23                   1,379,043
       6,900   Poway Unified School District, 2002 Ser A (MBIA)                     5.00      08/01/27                   7,219,125
               San Francisco City & County,
       3,360      Laguna Honda Hospital (FSA)++                                     5.00      06/15/30                   3,518,978
         160      Laguna Honda Hospital RITES PA 1387 (FSA)                        6.802+++   06/15/30                     190,282
       1,000   Washington Unified School District, 2004 Ser A (FGIC)                5.00      08/01/21                   1,064,690
------------                                                                                                        --------------
      17,795                                                                                                            19,272,068
------------                                                                                                        --------------
               Educational Facilities Revenue (17.6%)
       1,240   ABAG Finance Authority for Nonprofit Corporations, California
                  School of Mechanical Art - Lick-Wilmeading High School
                  Ser 2002                                                          5.25      10/01/26                   1,302,112
               California Educational Facilities Authority,
       2,000      Pitzer College Ser 2005 A                                         5.00      04/01/30                   2,082,160
       1,000      University of Redlands Ser 2005 A                                 5.00      10/01/31                   1,041,690
       2,000   California Infrastructure & Economic Development Bank, The
                  Scripps Research Institute Ser 2005 A                             5.00      07/01/29                   2,095,760
         500   California Municipal Finance Authority, American Heritage
                  Education Foundation Ser 2006 A                                   5.25      06/01/26                     523,825
               California State University,
       1,400      Ser 2003 A (FGIC)                                                 5.25      11/01/21                   1,508,276
       1,200      Ser 2005 A (Ambac)                                                5.00      11/01/35                   1,265,844
       1,100   San Diego County, California, Burnham Institute for Medical
                  Research Ser 2006 COPs                                            5.00      09/01/34                   1,139,765
               University of California,
       5,000      Ser 2003 A (Ambac)                                                5.00      05/15/33                   5,224,400
       4,160      Ser 2007 J (FSA)++                                                4.50      05/15/31                   4,150,245
       3,840      Ser 2007 J (FSA)++                                                4.50      05/15/35                   3,830,995
------------                                                                                                        --------------
      23,440                                                                                                            24,165,072
------------                                                                                                        --------------
               Electric Revenue (12.4%)
               Los Angeles Department of Water & Power,
       3,000      2003 Ser A Subser A-2 (MBIA)**                                    5.00      07/01/22                   3,157,800
       2,000      2001 Ser A                                                        5.00      07/01/24                   2,033,800
       4,000   Modesto Irrigation District, Ser 2001 A COPs (FSA)                   5.00      07/01/31                   4,130,800
               Santa Clara,
       2,610      Sub Ser 2003 A (MBIA)                                             5.00      07/01/23                   2,741,257
       2,735      Sub Ser 2003 A (MBIA)                                             5.00      07/01/24                   2,870,984
       2,000   Turlock Irrigation District, Refg 1998 Ser A (MBIA)                  5.00      01/01/26                   2,048,380
------------                                                                                                        --------------
      16,345                                                                                                            16,983,021
------------                                                                                                        --------------
               Hospital Revenue (15.3%)
               California Health Facilities Financing Authority,
       2,555      Catholic Healthcare West 2004 Ser G                               5.25      07/01/23                   2,693,558
       3,000      Cedars-Sinai Medical Center Ser 1997 A (MBIA)                     5.25      08/01/27                   3,077,670
       2,000      Cedars-Sinai Medical Center Ser 2005                              5.00      11/15/34                   2,065,200
       1,000      Kaiser Permanente Ser 2006 A                                      5.25      04/01/39                   1,055,300
       5,000   California Infrastructure & Economic Development Bank, Kaiser
                  Hospital Ser 2001 A                                               5.55      08/01/31                   5,287,550
       1,000   California Statewide Community Development Authority,                5.00      07/01/27                   1,045,010
       3,000      Adventist Health West 2005 Ser A                                  5.00      03/01/35                   3,081,150
                  Huntington Memorial Hospital Ser 2005
       2,500   Central California Joint Powers Health Financing Authority,
                  Community Hospitals of Central California Ser 2000 COPs           6.00      02/01/30                   2,615,625
------------                                                                                                        --------------
      20,055                                                                                                            20,921,063
------------                                                                                                        --------------
               Industrial Development/Pollution Control Revenue (2.0%)
       2,500   California Pollution Control Financing Authority, San Diego
                  Gas & Electric Co 1996 Ser A                                      5.90      06/01/14                   2,768,200
------------                                                                                                        --------------
               Mortgage Revenue - Multi-Family (0.7%)
       1,000   Independent Cities Lease Financing Authority, San Juan Mobile
                  Estates Ser 2006 A                                                5.00      05/15/31                   1,021,920
------------                                                                                                        --------------

               Mortgage Revenue - Single Family (3.4%)
               California Housing Finance Agency,
         480      1995 Ser B-2 (AMT)                                                6.30      08/01/24                     484,987
       2,000      Ser 2006 K (AMT)++                                                4.70      08/01/31                   1,997,140
       2,000      Ser 2006 K (AMT)++                                                4.75      08/01/36                   2,003,640
               California Rural Home Financing Authority,
          60      1997 Ser A-2                                                      7.00      09/01/29                      60,925
          70      Home 1998 Ser A (AMT)                                             6.35      12/01/29                      70,949
------------                                                                                                        --------------
       4,610                                                                                                             4,617,641
------------                                                                                                        --------------
               Public Facilities Revenue (14.1%)
               California Public Works Board,
       1,000      Butterfield State Office 2005 Ser A                               5.25      06/01/30                   1,063,370
       2,000      Mental Health 2004 Ser A                                          5.00      06/01/24                   2,089,060
       2,965      Mental Health 2004 Ser A                                          5.00      06/01/25                   3,093,236
       1,000   Capistrano Unified School District, Community Facilities
                  District #98-2 Ladera Ser 2005 (FGIC)                             5.00      09/01/29                   1,055,270
       4,000   Irvine Unified School District, Community Facilities District
                  #86-1 Ser 1998 (Ambac)                                            5.00      11/01/19                   4,157,840
       2,000   Modesto Community Facilities District #4-1, Ser 2006                 5.15      09/01/36                   2,032,440
         230   Sacramento City Financing Authority, 2003 Capital Impr (Ambac)       5.00      12/01/33                     240,056
       2,000   San Jose Financing Authority, Civic Center Ser 2002 B (Ambac)        5.00      06/01/37                   2,070,320
       1,000   Simi Valley Public Financing Authority, Ser 2004 COPs (Ambac)        5.00      09/01/30                   1,045,840
       3,000   Puerto Rico Public Buildings Authority, Ser D (Ambac)                0.00***   07/01/30                   2,502,210
------------                                                                                                        --------------
      19,195                                                                                                            19,349,642
------------                                                                                                        --------------
               Tax Allocation Revenue (18.5%)
       2,100   Burbank Public Financing Authority, Golden State Redevelopment
                  2003 Ser A (Ambac)                                                5.25      12/01/21                   2,248,344
       1,000   Culver City Redevelopment Agency, Ser 2005 A (Ambac)                 5.00      11/01/25                   1,050,030
       2,000   Milpitas Redevelopment Agency, Area #1 Ser 2003 (MBIA)               5.00      09/01/22                   2,102,280
               Poway Redevelopment Agency,
       3,010      Paguay Redev 2003 Ser (MBIA)++                                    5.25      06/15/22                   3,198,336
       3,390      Paguay Redev 2003 Ser (MBIA)++                                    5.25      06/15/23                   3,602,112
       3,780      Paguay Redev 2003 Ser (MBIA)++                                    5.25      06/15/24                   4,016,515
       7,000   Rosemead Redevelopment Agency, Project #1 Ser 1993 A                 5.60      10/01/33                   7,001,819
       2,000   San Diego Redevelopment Agency, Centre City Ser 2004 A (XLCA)        5.00      09/01/23                   2,104,920
------------                                                                                                        --------------
      24,280                                                                                                            25,324,356
------------                                                                                                        --------------
               Tobacco Revenue (4.2%)
       2,500   California County Tobacco Securitization Agency, Gold County
                  Settlement Funding Corp Ser 2006                                  5.25      06/01/46                   2,536,050
       6,000   Silicon Valley Tobacco Securitization Authority, California,
                  Santa Clara Tobacco Securitization Corp Ser 2007                  0.00      06/01/36                   1,188,360
       2,000   Tobacco Securitization Authority of Northern California,
                  Sacramento County Tobacco Securitization Corporation
                  Ser 2005 A-1                                                      5.00      06/01/37                   2,017,580
------------                                                                                                        --------------
      10,500                                                                                                             5,741,990
------------                                                                                                        --------------
               Transportation Facilities Revenue (7.5%)
       3,000   Bay Area Toll Authority, San Francisco Bay Area Toll Bridge
                  2006 Ser F                                                        5.00      04/01/31                   3,179,700
       3,000   Port of Oakland, Refg Ser N (AMT) (MBIA)                             5.00      11/01/22                   3,101,160
       4,000   San Jose, Airport Ser 2001 A (FGIC)                                  5.00      03/01/31                   4,110,480
------------                                                                                                        --------------
      10,000                                                                                                            10,391,340
------------                                                                                                        --------------
               Water & Sewer Revenue (24.9%)
       2,000   California Department of Water Resources, Central Valley Ser Y
                  (FGIC)                                                            5.25      12/01/19                   2,156,520
       1,500   Eastern Municipal Water District, Water & Sewer Refg
                  Ser 2006 A COPs (MBIA)                                            5.00      07/01/32                   1,583,520
       4,000   Los Angeles Department of Water & Power, Water 2001 Ser A           5.125      07/01/41                   4,130,000
       2,000   Los Angeles, Wastewater Refg Ser 2003 B (FSA)                        5.00      06/01/22                   2,103,960
       8,400   Metropolitan Water District of Southern California, 2003
                  Ser B-2 (FGIC)                                                    5.00      10/01/27                   8,796,731
       4,000   Sacramento County Sanitation Districts Financing Authority,
                  Refg Ser 2001 (Ambac)                                             5.00      12/01/27                   4,134,960
       2,000   San Diego County Water Authority, Ser 2004 A COPs (FSA)              5.00      05/01/29                   2,104,040
       4,000   San Diego Public Facilities Authority, Sewer Ser 1993 A              5.25      05/15/20                   4,002,680
       5,000   San Francisco Public Utilities Commission, Water Refg
                  Ser A 2001 (FSA)                                                  5.00      11/01/31                   5,169,200
------------                                                                                                        --------------
      32,900                                                                                                            34,181,611
------------                                                                                                        --------------

               Other Revenue (6.1%)
       5,000   California Economic Recovery, Ser 2004 A                             5.00      07/01/16                   5,260,400
       2,000   Golden State Tobacco Securitization Corporation, Enhanced
                  Asset Backed Ser 2005 A                                           5.00      06/01/45                   2,066,620
       1,000   Puerto Rico Government Development Bank, Ser 2006 B                  5.00      12/01/16                   1,065,260
------------                                                                                                        --------------
       8,000                                                                                                             8,392,280
------------                                                                                                        --------------
               Refunded (5.3%)
       2,000   Riverside, Water Ser 2001 (FGIC)                                     5.00      10/01/11+                  2,131,240
       2,770   Sacramento City Financing Authority, 2003 Capital Impr (Ambac)       5.00      12/01/13+                  2,982,930
       2,000   San Jose Redevelopment Agency, Merged Area Ser 2002 (MBIA)           5.00      08/01/10+                  2,110,860
------------                                                                                                        --------------
       6,770                                                                                                             7,225,030
------------                                                                                                        --------------
     197,390   TOTAL CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS
                  (Cost $192,353,599)                                                                                  200,355,234
------------                                                                                                        --------------
               CALIFORNIA SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATION (2.2%)
       3,100   California Infrastructure & Economic Agency,
                  Asian Art Music Ser (Cost $3,100,000)                             3.60*     06/01/34                   3,100,000
------------                                                                                                        --------------
     200,490   TOTAL INVESTMENTS (Cost $195,453,599)                                                                   203,455,234
------------                                                                                                        --------------
     (16,610)  FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD
                  (-12.1%)
------------
               Notes with interest rates ranging from 3.44% to 3.65% at
                  January 31, 2007 and contractual maturities of collateral
                  ranging from 06/15/22 to 08/01/36 ++++ (b)
                  (Cost ($16,610,000))                                                                                 (16,610,000)
                                                                                                                    --------------
$    183,880   TOTAL NET INVESTMENTS (Cost $178,843,599) (a)                                                136.2%     186,845,234
============
               OTHER ASSETS IN EXCESS OF LIABILITIES                                                          3.9        5,304,083
               PREFERRED SHARES OF BENEFICIAL INTEREST                                                      (40.1)     (55,007,145)
                                                                                                            -----   --------------
               NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                 100.0%  $  137,142,172
                                                                                                            =====   ==============

----------
Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT   Alternative Minimum Tax.

COPs  Certificates of Participation.

RITES Residual Interest Tax-Exempt Security (Illiquid security).

+     Refunded to cell date shown.

++    Underlying security related to inverse floater entered into by the Trust.

+++ Current coupon rate for residual interest bond. This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a value of $190,282, which represents 0.14 % of net assets applicable to common shareholders.

++++ Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at January 31, 2007.

*     Current coupon of variable rate demand obligation.

** A portion of this security has been physically segregated in connection with derivative transactions.

*** Security is a "step-up" bond where the coupon increases on predetermined future date.

(a) The aggregate cost for federal income tax purposes is $178,818,196. The aggregate gross unrealized appreciation is. $8,095,927 and the aggregate gross unrealized depreciation is $68,889, resulting in net unrealized appreciation of $8,027,038.

(b) Floating Rate Note Obligations Related to Securities Held - The Trust enters into transactions in which it transfers to Dealer Trusts ("Dealer Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust's investment assets, and the related floating rate notes reflected as Trust liabilities. The notes issued by the Dealer Trust have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trust for redemption at par at each reset date. At January 31, 2007, Trust investments with a value of $26,317,961 are held by the Dealer Trust and serve as collateral for the $16,610,000 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at January 31, 2007 are presented in the "Portfolio of Investments".

Bond Insurance:

Ambac Ambac Assurance Corporation.

FGIC  Financial Guaranty Insurance Company.

FSA   Financial Security Assurance Inc.

MBIA  Municipal Bond Investors Assurance Corporation.

XLCA  XL Capital Assurance Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to provide reasonable assurance that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's ("SEC") rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. The Trust's principal executive officer and principal financial officer have also concluded that the Trust's disclosure controls and procedures designed to ensure that information required to be disclosed by the Trust in this Form N-Q is accumulated and communicated to the Trust's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure were effective.

Management of the Trust has determined that as of and prior to November 30, 2006, the Trust's fiscal quarter end period, the Trust had a deficiency in its internal control over financial reporting related to the review, analysis and determination of whether certain transfers of municipal securities qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities." Since November 30, 2006, and prior to the issuance of the Trust's quarterly schedule of portfolio holdings, management has revised its disclosure controls and procedures and its internal control over financial reporting in order to improve the controls' effectiveness to ensure that transactions in transfer of municipal securities are accounted for properly.

Management notes that other investment companies investing in similar investments over similar time periods had been accounting for such investments in a similar manner as the Trust. Accordingly, other investment companies are also concluding that there was a material weakness in their internal control over financial reporting of such investments. There was no impact to the net asset value of the Trust's shares or the Trust's total return for any period as a result of the changes in financial reporting of such investments.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting. However, as discussed above, subsequent to November 30, 2006, the Trust's internal control over financial reporting was revised.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Quality Municipal Securities


/s/ Ronald E. Robison
------------------------------------
Ronald E. Robison
Principal Executive Officer
March 22, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
------------------------------------
Ronald E. Robison
Principal Executive Officer
March 22, 2007


/s/ Francis Smith
------------------------------------
Francis Smith
Principal Financial Officer
March 22, 2007


                                        3